Related Party Transactions and Parties-in-Interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions and Parties-in-Interest:
Number of shares held		2,221,481
Flushing Financial Corporation common stock value	$ 120,089,000	$ 106,818,000
Company common stock
Related Party Transactions and Parties-in-Interest:
Number of shares held	2,319,215
Flushing Financial Corporation common stock value	$ 35,183,000	$ 31,724,000
Number of shares purchased	559,616
Number of shares sold	461,882